Leases - Additional information (Details) £ in Thousands		12 Months Ended
	Sep. 03, 2021 leaseAgreement	Dec. 31, 2022 GBP (£) property	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 property	Sep. 30, 2033 leaseAgreement	Mar. 25, 2022 leaseAgreement	Jan. 01, 2022 leaseAgreement	Jan. 01, 2021 property
Disclosure of quantitative information about right-of-use assets [line items]
Provisions made during the year | £		£ 700	£ 0
Number of leasehold properties subject to restore alterations | property		2		1
Number of lease agreement set to expire					2
Leasehold property
Disclosure of quantitative information about right-of-use assets [line items]
Provisions made during the year | £		£ 200
Leasehold property
Disclosure of quantitative information about right-of-use assets [line items]
Provisions made during the year | £		£ 500
United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements							6
Number of lease properties | property								3
Oxford, United Kingdom, Schrödinger Building
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements						3
Vienna, Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements not yet commenced	2
Lessee, operating lease, term of contract not yet commenced	7 years